Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4	$ 4
Common unitholders, units issued (in shares)	114,749,848	114,742,948
Common unitholders, units outstanding (in shares)	114,749,848	114,742,948